Preference Shares - Issued and outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Preferred stock shares issued (shares)	66,200	66,200
Preference stock issued	$ 1,623	$ 1,623
Preferred stock outstanding (shares)	66,200	66,200
Preferred stock outstanding	$ 1,623	$ 1,623
Series F
Class of Stock [Line Items]
Preferred stock shares issued (shares)	5,000	5,000
Preference stock issued	$ 122	$ 122
Preferred stock outstanding (shares)	5,000	5,000
Preferred stock outstanding	$ 122	$ 122
Series G
Class of Stock [Line Items]
Preferred stock shares issued (shares)	9,200	9,200
Preference stock issued	$ 225	$ 225
Preferred stock outstanding (shares)	9,200	9,200
Preferred stock outstanding	$ 225	$ 225
Series H
Class of Stock [Line Items]
Preferred stock shares issued (shares)	7,025	7,025
Preference stock issued	$ 172	$ 172
Preferred stock outstanding (shares)	7,025	7,025
Preferred stock outstanding	$ 172	$ 172
Series I
Class of Stock [Line Items]
Preferred stock shares issued (shares)	2,975	2,975
Preference stock issued	$ 73	$ 73
Preferred stock outstanding (shares)	2,975	2,975
Preferred stock outstanding	$ 73	$ 73
Series J
Class of Stock [Line Items]
Preferred stock shares issued (shares)	8,000	8,000
Preference stock issued	$ 196	$ 196
Preferred stock outstanding (shares)	8,000	8,000
Preferred stock outstanding	$ 196	$ 196
Series K
Class of Stock [Line Items]
Preferred stock shares issued (shares)	10,000	10,000
Preference stock issued	$ 244	$ 244
Preferred stock outstanding (shares)	10,000	10,000
Preferred stock outstanding	$ 244	$ 244
Series M
Class of Stock [Line Items]
Preferred stock shares issued (shares)	24,000	24,000
Preference stock issued	$ 591	$ 591
Preferred stock outstanding (shares)	24,000	24,000
Preferred stock outstanding	$ 591	$ 591